Income taxes (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Income Taxes Recognized

Total income taxes recognized for the fiscal years ended March 31, 2013, 2014 and 2015 are as follows:

	2013	2014	2015
	Millions of yen
Income from continuing operations	¥473,954	¥486,546	¥397,349
Other comprehensive income (loss) (Note 14)	51,350	98,130	50,100
Additional paid-in capital (Note 14)	—	—	(34,823)

Total income taxes	¥525,304	¥584,676	¥412,626

Schedule of Difference between Effective Income Tax Rate and Statutory Tax Rate

Reconciliations of the difference between the actual effective income tax rate of NTT Group and the statutory tax rate are as follows:

	Percent of income before income taxes and equity in earnings of affiliated companies
	2013	2014	2015
Statutory tax rate	37.98%	37.98%	35.60%
Expenses not deductible for tax purposes	1.04	0.15	0.25
Tax credits	(1.62)	(1.40)	(4.54)
Net change in valuation allowance	0.95	(0.36)	1.26
Effect of changes in the enacted tax rates	0.77	1.45	5.19
Equity in earnings (losses) of affiliated companies	(0.63)	(1.57)	0.11
Other	1.08	1.34	(0.62)

Effective tax rate	39.57%	37.59%	37.25%

Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities at March 31, 2014 and 2015 are as follows:

	2014	2015
	Millions of yen
Deferred tax assets:
Liability for employees’ retirement benefits	¥474,772	¥458,453
Accrued enterprise tax	18,241	12,954
Property, plant and equipment and intangible assets	381,764	349,013
Compensated absences	87,973	82,257
Accrued bonus	37,494	34,933
Unamortized purchases of leased assets	7,644	6,708
Operating loss carryforwards	197,012	201,211
Accrued liabilities for loyalty programs	61,818	45,477
Deferred revenues regarding Nikagetsu Kurikoshi	13,000	10,723
Investments in affiliates	106,989	102,848
Other	165,939	186,501

Total gross deferred tax assets	1,552,646	1,491,078
Less—Valuation allowance	(259,921)	(265,950)

Total deferred tax assets	1,292,725	1,225,128

Deferred tax liabilities:
Unrealized gains on securities	(34,431)	(64,773)
Investment in subsidiary, principally arising upon issuance of stock	(300,554)	(226,474)
Property, plant and equipment and intangible assets	(216,869)	(202,264)
Investments in affiliates	(58,331)	(59,687)
Other	(39,145)	(64,483)

Total gross deferred tax liabilities	(649,330)	(617,681)

Net deferred tax assets	¥643,395	¥607,447

Schedule of Net Deferred Tax Assets

Net deferred tax assets at March 31, 2014 and 2015 are included in the consolidated balance sheets as follows:

	2014	2015
	Millions of yen
Deferred income taxes (current assets)	¥220,662	¥219,333
Deferred income taxes (investments and other assets)	661,500	589,937
Other current liabilities	(5,616)	(4,970)
Deferred income taxes (long-term liabilities)	(233,151)	(196,853)

Total	¥643,395	¥607,447

Schedule of Deductions Used in Determining Taxable Income in Future Periods

At March 31, 2015, NTT and certain subsidiaries had operating loss carryforwards for tax purposes of ¥677,456 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31, 2015	Millions of yen
Within 5 years	¥101,082
6 to 20 years	456,556
Indefinite periods	119,818

Total	¥677,456

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

2014
Millions of yen
Balance at March 31, 2013	¥4,356
Increase in tax position of current year	1,036
Decrease in tax position of prior year	(814)
Reductions as a result of a lapse of the applicable statute of limitations	(7)
Foreign currency translation adjustments	812

Balance at March 31, 2014	¥5,383

2015
Millions of yen
Balance at March 31, 2014	¥5,383
Increase in tax position of current year	402
Decrease in tax position of prior year	(1,010)
Reductions as a result of a lapse of the applicable statute of limitations	—
Foreign currency translation adjustments	979

Balance at March 31, 2015	¥5,754